Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

20.Related party transactions

The following sets forth significant related party transactions of the Group during the years presented:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues from recommendation services for loans generated from RONG360 (a)	488	903	1,134
Revenues from big data and system-based risk management services generated from RONG360 (a)	4,282	4,803	2,136
Administrative expenses charged to RONG360 (b)	2,000	6,000	6,000
Sales and marketing expenses charged by RONG360 (c)	(124)	—	—
Cost of promotion and acquisition charged by by RONG360 (d)	—	(207)	(368)
Research and development expenses charged by RONG360 (e)	(685)	(871)	(548)
Cost of customer service charged by related party A (f)	(883)	(386)	(1,069)

The following sets forth related party outstanding balance:

	As of
	December 31,
	2022	2023
Amount due to RONG360 (g)	(7,642)	(6,907)
Amount due to related party B (h)	(5,815)	(3,537)
Amount due from/(to) other related parties (i)	76	(24)
(a)	RONG360’s business comprised the Platform Business segment and Non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and Non-platform business segment of RONG360 are accounted for as related party transactions. After the Share Distribution, RONG360 is still considered as a related party of the Group due to the existence of some same major shareholders of RONG360 and the Company. The Group provided loan recommendation services and big data and system-based risk management services to the Non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate same as that charged to third party customers.
(b)	Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the Non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).
(c)	RONG360 charged the Group sales and marketing expenses for providing advertising and marketing services to the Group for the year ended December 31, 2021.
(d)	RONG360 charged the Group cost of promotion and acquisition for providing promotion and acquisition services to the Group for the year ended December 31, 2022 and 2023.
(e)	RONG360 charged the Group research and development expenses for providing research and development services to the Group for the year ended December 31, 2021, 2022 and 2023.
(f)	In 2021, the Group invested in and owned 35% of the preference shares of related party A. Related party A charged the Group customer services delivered for the years ended December 31, 2021, 2022 and 2023.
(g)	The balance decrease reflected the aforementioned related party transactions and related settlements and prepayment between RONG360 and the Group.
(h)	The Group obtained contractual control of KTN from related party B (a company owned by two founders of the Company before September 2020, and controled by a founder of the Company afterwards) in October 2018. The balance primarily represented the unpaid consideration. The balance as of December 31, 2023 decreased because the Group settled a part of payable to related party B.
(i)	The balance represented the net amount resulting from the amount of due to related party A and amount due from other related party.